INCOME TAXES	12 Months Ended
Sep. 30, 2022
INCOME TAXES
INCOME TAXES

NOTE 21 – INCOME TAXES

	As of September 30,
	2022	2021	2020
Deferred tax assets:
Bad debt allowance recorded for accounts receivable	$301,885	$333,280	$303,056
Inventory provision	15,355	16,952	16,087
Net operating loss carry-forward	2,924	690,882	539,354
Less: valuation allowance	—	(687,654)	(133,885)
Total	$320,164	$353,460	$724,612

Deferred income taxes reflect the net effects of temporary difference between the carrying amounts of assets and liabilities for financial statement purposes and the amounts used for income tax purposes. The Company’s deferred tax assets as of September 30, 2022, 2021 and 2020 were $320,164, $353,460, and $724,612, respectively, which were mainly derived from the temporary difference from provision of doubtful accounts and net operating loss carry forward of Wenzhou Zhengfeng with effective period from October 01, 2018 to September 30, 2023. The Company evaluated the likelihood of the realization of deferred tax assets and reduces the carrying amount of the deferred tax assets by a valuation allowance to the extent it believes a portion will not be realized.

Income taxes for the years ended September 30, 2022, 2021 and 2020 are attributed to the Company’s continuing operations in China and consisted of:

	For the year ended September 30,
	2022	2021	2020
Current	$(1,340,844)	$(958,210)	$(1,021,565)
Deferred	—	406,064	(406,637)
Total	$(1,340,844)	$(552,146)	$(1,428,202)

Per the consolidated statements of operations and comprehensive income, the income tax expenses for the Company can be reconciled to the income before income taxes for the years ended September 30, 2022, 2021 and 2020 as follows:

	For the year ended September 30,
	2022	2021	2020
Income before taxes excluded the amounts of loss incurring entities	$—	$—	—
PRC EIT tax rates	15%	15%	15%
Tax at the PRC EIT tax rates	—	—	—
Tax effect of 75% (50% for 2018 and 2017) R&D expenses deduction	—	—	—
Tax effect of deferred tax recognized	—	406,064	(406,637)
Tax effect of non-deductible expenses	—	—	—
Change in unrecognized tax benefits	(1,340,844)	(958,210)	(1,021,565)
Income tax expense (recovery)	$(1,340,844)	$(552,146)	(1,428,202)

Under the Law of the People’s Republic of China on Enterprise Income Tax (“New EIT Law”), which was effective from January 1, 2008, both domestically- owned enterprises and foreign-invested enterprises are subject to a uniform tax rate of 25%.

Zhejiang Zhengkang was entitled High and New Technology Enterprise (“HNTE”) and enjoyed preferential tax rate of 15% for a three-year validity period from April 16, 2009. And the HNTE certificate was renewed on October 29, 2012, September 17, 2015 and September 17, 2018 all with a three-year validity period respectively. Thus, Zhejiang Zhengkang is eligible for a 15% preferential tax rate from November 30, 2021 to November 30, 2024.

ZK International and xSigma Corporation is not subject to income taxes under the current laws of BVI. ZK Pipe was registered in Hong Kong and is subject to corporate income tax at 16.5% if revenue is generated in Hong Kong. Wenzhou Zhengfeng and Wenzhou Weijia were both registered in the PRC and have applicable EIT rate of 25%. ZK Uganda was registered in the Republic of Uganda and is subject to corporate income tax at 30% if revenue is generated in Uganda.

Due to the Company’s status as a public company, the Company is able to negotiate with local PRC taxing authorities a reduction to certain amounts that such authorities may believe are due and a reduction to any interest or penalties thereon. To the extent our Company is able to negotiate such amounts, national-level taxing authorities may take the position that localities are without power to reduce such liabilities, and such PRC taxing authorities may attempt to collect the unpaid taxes. The PRC tax law provides statute of limitations of 3 years to collect unpaid taxes. The Company recognizes the portion of unrecognized tax benefit that is beyond 3 years as reduction of its tax liabilities due to the fact that the statute of limitations for the relevant taxing authorities to examine and challenge the tax position has expired.

The changes in unrecognized tax benefits are as follows:

	For the year ended September 30,
	2022	2021	2020
Balance at beginning period	$2,354,832	$3,188,615	$4,176,537
Addition for tax positions of the current year	—	(37,407)	(154,041)
Lapse of statute of limitations	(1,315,945)	(967,698)	(1,054,163)
Effect of exchange rate changes	(221,828)	171,322	220,281
Balance at ending period	$817,059	$2,354,832	$3,188,615

As of September 30, 2022, the Company had unrecognized tax benefits of $817,059 and such balance was included in “income tax payable” account. For the fiscal years 2022, 2021 and 2020, no tax authority initiated tax examination against the Company and the Company was issued Certificate of No Tax Arrears on December 9, 2020 by local tax authority which indicates the Company has fully paid income taxes for its tax returns since January 01, 2017. The reasonable possible change on the Company’s unrecognized tax benefits in the next 12 months ranges from RMB nil to RMB 7,099,054.